TFA - Principal amounts outstanding / total assets - continuing involvement (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Dec. 31, 2021
CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	SFr 20,202	SFr 15,428
Total assets of SPE	38,723	23,205
RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	49,342	56,990
Total assets of SPE	49,342	56,990
Other asset-backed financings
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	23,514	24,856
Total assets of SPE	56,511	57,797
Bank | CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	20,202	15,428
Total assets of SPE	38,723	23,205
Bank | RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	49,342	56,990
Total assets of SPE	49,342	56,990
Bank | Other asset-backed financings
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	23,514	24,856
Total assets of SPE	SFr 56,511	SFr 57,797